Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Corporate Bonds & Notes

Australia — 0.3%
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	USD	150	$150,938
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	50	51,198
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	USD	75	77,892
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(c)	EUR	100	109,301
			389,329
Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 07/31/22)(c)	EUR	100	117,609
Signa Development Finance SCS, 5.50%, 07/23/26 (Call 07/23/23)(c)	EUR	100	102,811
Wienerberger AG, 2.00%, 05/02/24(c)	EUR	50	57,902
			278,322
Belgium — 0.3%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(c)	EUR	100	103,526
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)(c)	EUR	100	113,587
5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	204,650
			421,763
Canada — 3.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	USD	60	56,995
3.88%, 01/15/28 (Call 09/15/22)(a)	USD	145	141,647
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	250	231,875
4.38%, 01/15/28 (Call 11/15/22)(a)	USD	45	44,272
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	105	102,359
4.63%, 08/15/29 (Call 02/15/26)(a)	CAD	238	184,814
AutoCanada Inc., 5.75%, 02/07/29	CAD	50	39,400
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(a)	USD	85	68,425
5.25%, 02/15/31 (Call 02/15/26)(a)	USD	105	83,737
Bausch Health Cos Inc., 6.13%, 02/01/27	USD	30	30,112
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	80	77,600
7.13%, 06/15/26 (Call 06/15/23)(a)	USD	115	116,869
7.50%, 12/01/24 (Call 02/28/22)(a)	USD	75	77,632
7.50%, 03/15/25 (Call 02/28/22)(a)	USD	135	136,687
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	170	172,550
Brookfield Property Finance ULC, 4.00%, 09/30/26 (Call 08/30/26)	CAD	75	58,044
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	75	72,750
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	84,477
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 02/28/22)	CAD	40	32,353
Crew Energy Inc., 6.50%, 03/14/24 (Call 02/28/22)(a)	CAD	40	31,263
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	USD	100	112,126
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	50	48,917
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	46,860
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	50	52,550
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	USD	75	70,675
3.75%, 08/01/25 (Call 08/01/22)(a)	USD	85	85,079
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	USD	60	55,992
		Par
Security		(000)	Value

Canada (continued)
4.25%, 06/01/25 (Call 06/01/22)(a)	USD	15	$15,168
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	USD	55	52,387
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	USD	60	58,478
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	59	60,902
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	USD	10	9,405
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	USD	70	63,887
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	20	19,720
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	66,143
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	USD	50	50,773
6.50%, 01/15/25 (Call 02/28/22)(a)	USD	20	20,282
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	100	103,750
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	50	50,644
5.25%, 12/15/29 (Call 09/15/29)	USD	75	75,811
New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)	USD	65	67,157
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	USD	57	54,200
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	105	107,289
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	65	65,536
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	65	65,743
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/23/23)(a)	CAD	25	20,708
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	65	63,742
3.88%, 12/01/29 (Call 12/01/24)(a)	USD	85	81,767
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	USD	90	87,873
4.13%, 12/01/31 (Call 12/01/26)(a)	USD	68	65,830
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	60	57,717
4.63%, 05/01/30 (Call 05/01/25)(a)	USD	80	77,029
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	40	41,193
Parkland Corp./Canada, 3.88%, 06/16/26 (Call 06/16/23)(a)	CAD	125	95,853
Ritchie Bros Holdings Ltd., 4.95%, 12/15/29 (Call 12/15/24)(a)	CAD	53	41,907
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(a)	CAD	50	38,735
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	USD	50	40,364
5.63%, 12/06/26 (Call 12/06/23)(a)	USD	35	29,663
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	USD	50	30,761
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 02/28/22)(a)	USD	80	81,500
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	25	17,686
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	150	113,578
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	50	48,234
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	86,617
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	76,659
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	78,375
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	41,522
5.75%, 01/15/26 (Call 02/14/22)(c)	CAD	50	40,055
			4,680,703
Cayman Islands — 0.2%
Seagate HDD Cayman, 4.13%, 01/15/31 (Call 10/15/30)	USD	75	73,640

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Cayman Islands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(c)	EUR	150	$167,127
			240,767
Denmark — 0.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 02/28/22)(c)	EUR	100	113,033

Finland — 0.3%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)(c)	EUR	200	230,230
4.38%, 06/12/27	USD	40	41,425
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(c)	EUR	100	111,734
2.00%, 05/08/24 (Call 02/08/24)(c)	EUR	100	115,465
			498,854
France — 4.1%
Accor SA, 3.00%, 02/04/26 (Call 11/04/25)(c)	EUR	100	116,664
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	USD	100	94,769
Altice France SA/France
2.13%, 02/15/25 (Call 02/28/22)(c)	EUR	100	107,017
4.00%, 07/15/29 (Call 04/15/24)(c)	EUR	100	105,759
4.13%, 01/15/29 (Call 09/15/23)(c)	EUR	100	106,546
5.13%, 01/15/29 (Call 09/15/23)(a)	USD	100	93,196
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	200	185,250
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	100	95,345
5.88%, 02/01/27 (Call 02/28/22)(c)	EUR	100	115,859
8.13%, 02/01/27 (Call 02/08/22)(a)	USD	150	158,625
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)(c)	EUR	100	109,139
Casino Guichard Perrachon SA, 3.58%, 02/07/25 (Call 11/07/24)(c)	EUR	100	102,330
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(c)	EUR	100	113,135
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(c)	EUR	100	109,851
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(d)(e)	USD	100	102,270
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(c)	EUR	100	108,400
1.88%, 02/15/23 (Call 11/15/22)(c)	EUR	100	113,235
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(c)	EUR	100	108,175
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(c)	EUR	100	109,905
2.63%, 06/15/25 (Call 02/28/22)(c)	EUR	100	113,436
2.75%, 02/15/27 (Call 02/15/24)(c)	EUR	100	111,790
3.13%, 06/15/26 (Call 06/15/22)(c)	EUR	100	113,439
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(c)	EUR	100	113,743
Getlink SE, 3.50%, 10/30/25 (Call 10/30/22)(c)	EUR	100	114,311
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(c)	EUR	100	114,413
5.63%, 10/15/28 (Call 10/15/24)(c)	EUR	100	114,183
7.00%, 10/15/28 (Call 10/15/24)(a)	USD	175	177,809
La Banque Postale SA, 3.00%, 06/09/28(c)	EUR	100	121,931
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 02/07/22)(c)	EUR	100	106,821
Loxam SAS
3.25%, 01/14/25 (Call 02/07/22)(c)	EUR	125	136,827
3.75%, 07/15/26 (Call 07/15/22)(c)	EUR	100	109,931
Lune Holdings Sarl, 5.63%, 11/15/28 (Call 11/15/24)(c)	EUR	100	107,662
Orano SA
3.38%, 04/23/26 (Call 01/23/26)(c)	EUR	100	117,485
4.88%, 09/23/24	EUR	150	183,659
Paprec Holding SA, 4.00%, 03/31/25 (Call 02/28/22)(c)	EUR	100	112,802
Parts Europe SA, 6.50%, 07/16/25 (Call 02/28/22)(c)	EUR	100	115,820
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(c)	EUR	100	110,729
Quatrim SASU, 5.88%, 01/15/24 (Call 02/07/22)(c)	EUR	100	114,347
		Par
Security		(000)	Value

France (continued)
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(c)(d)	EUR	100	$112,442
Renault SA
1.00%, 03/08/23 (Call 12/08/22)(c)	EUR	100	112,780
1.00%, 11/28/25 (Call 08/28/25)(c)	EUR	100	110,378
1.13%, 10/04/27 (Call 07/04/27)(c)	EUR	100	103,029
1.25%, 06/24/25 (Call 03/24/25)(c)	EUR	200	220,063
2.38%, 05/25/26 (Call 02/25/26)(c)	EUR	100	112,118
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(c)	EUR	100	109,952
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(c)	EUR	100	112,036
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(c)	EUR	100	114,961
Tereos Finance Groupe, 4.75%, 04/30/27(c)	EUR	100	111,144
Valeo
1.63%, 03/18/26 (Call 12/18/25)(c)	EUR	100	115,776
3.25%, 01/22/24(c)	EUR	100	118,993
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(c)	EUR	100	111,108
			6,031,388
Germany — 4.5%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(c)	EUR	100	90,491
3.25%, 08/05/25 (Call 05/05/25)(c)	EUR	100	96,534
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 02/07/22)(c)	EUR	100	105,654
ADLER Real Estate AG, 3.00%, 04/27/26 (Call 02/27/26)(c)	EUR	100	99,763
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(c)(d)	EUR	100	110,797
3.13%, 11/12/79 (Call 08/12/27)(c)	EUR	100	111,482
3.75%, 07/01/74 (Call 07/01/24)(c)(d)	EUR	100	115,921
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(c)(d)	EUR	100	116,861
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(c)	EUR	100	114,639
Commerzbank AG
4.00%, 03/30/27(c)	EUR	80	98,811
4.00%, 12/05/30 (Call 09/05/25)(c)(d)	EUR	100	120,269
8.13%, 09/19/23(a)(b)	USD	100	108,900
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(c)	EUR	100	111,596
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(c)	EUR	100	109,419
Deutsche Bank AG
2.75%, 02/17/25(c)	EUR	125	146,734
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(d)	USD	200	203,161
4.50%, 05/19/26(c)	EUR	100	125,848
5.63%, 05/19/31 (Call 02/19/26)(c)(d)	EUR	100	128,923
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(d)	USD	200	194,354
4.88%, 12/01/32 (Call 12/01/27)(d)	USD	100	104,429
5.88%, 07/08/31 (Call 04/08/30)(d)	USD	50	55,890
Deutsche Lufthansa AG
1.63%, 11/16/23 (Call 10/16/23)(c)	EUR	100	112,749
2.88%, 02/11/25 (Call 01/11/25)(c)	EUR	100	113,583
2.88%, 05/16/27 (Call 02/16/27)(c)	EUR	100	110,861
3.00%, 05/29/26 (Call 02/28/26)(c)	EUR	100	112,696
3.50%, 07/14/29 (Call 04/14/29)(c)	EUR	100	112,656
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(c)	EUR	100	110,210
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(c)(d)	EUR	100	110,141
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(c)	EUR	100	111,840
K+S AG, 2.63%, 04/06/23 (Call 01/06/23)(c)	EUR	100	114,061

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Germany (continued)
KME SE, 6.75%, 02/01/23 (Call 02/28/22)(c)	EUR	100	$105,741
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(c)(d)	EUR	100	117,251
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(c)	EUR	100	105,577
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 02/28/22)(c)	EUR	100	109,209
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 02/07/22)(c)	EUR	100	109,965
Peach Property Finance GmbH, 3.50%, 02/15/23 (Call 11/15/22)(c)	EUR	100	112,575
ProGroup AG, 3.00%, 03/31/26 (Call 02/28/22)(c)	EUR	100	111,966
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(c)(d)	EUR	50	59,344
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(c)	EUR	100	114,378
2.88%, 03/26/27 (Call 12/26/26)(c)	EUR	100	119,670
3.38%, 10/12/28 (Call 07/12/28)(c)	EUR	100	121,893
Schenck Process Holding GmbH/Darmstadt, 5.38%,
06/15/23 (Call 02/07/22)(c)	EUR	100	111,234
Techem Verwaltungsgesellschaft 674 mbH, 6.00%,
07/30/26 (Call 02/07/22)(c)	EUR	88	100,756
Techem Verwaltungsgesellschaft 675 mbH, 2.00%,
07/15/25 (Call 02/28/22)(c)	EUR	100	108,876
Tele Columbus AG, 3.88%, 05/02/25 (Call 02/28/22)(c)	EUR	100	107,171
thyssenkrupp AG
1.88%, 03/06/23 (Call 02/06/23)(c)	EUR	175	197,693
2.88%, 02/22/24 (Call 11/22/23)(c)	EUR	125	142,597
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	USD	50	52,672
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(c)	EUR	100	113,353
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	USD	150	151,875
TUI Cruises GmbH, 6.50%, 05/15/26 (Call 05/15/23)(c)	EUR	100	110,886
Vertical Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(c)	EUR	90	103,921
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(c)	EUR	200	222,089
3.00%, 10/23/29 (Call 07/23/29)(c)	EUR	100	111,467
ZF Finance GmbH
2.25%, 05/03/28 (Call 02/03/28)(c)	EUR	100	108,558
2.75%, 05/25/27 (Call 02/25/27)(c)	EUR	100	112,295
ZF North America Capital Inc.
2.75%, 04/27/23(c)	EUR	100	115,001
4.75%, 04/29/25(a)	USD	100	102,125
			6,739,411
Greece — 0.5%
Alpha Bank SA, 2.50%, 03/23/28 (Call 03/23/27)(c)(d)	EUR	100	106,443
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 02/28/22)(c)	EUR	100	103,414
Eurobank SA, 2.00%, 05/05/27 (Call 05/05/26)(c)(d)	EUR	100	106,655
National Bank of Greece SA, 2.75%, 10/08/26 (Call 10/08/25)(c)(d)	EUR	150	166,981
Piraeus Bank SA, 3.88%, 11/03/27 (Call 11/03/26)(c)(d)	EUR	100	108,880
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(c)	EUR	100	112,435
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(c)	EUR	100	113,364
			818,172
Ireland — 0.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(d)	USD	75	76,281
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(c)(d)	EUR	100	113,254
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(c)(d)	EUR	100	109,581
		Par
Security		(000)	Value

Ireland (continued)
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(c)	EUR	125	$138,945
Permanent TSB Group Holdings PLC, 3.00%, 08/19/31 (Call 05/19/26)(c)(d)	EUR	100	112,847
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	USD	50	46,380
3.38%, 07/15/31 (Call 01/15/26)	USD	55	50,762
			648,050
Israel — 1.4%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	USD	75	75,300
4.88%, 03/30/26 (Call 12/30/25)(a)	USD	45	44,370
5.38%, 03/30/28 (Call 09/30/27)(a)	USD	70	68,120
5.88%, 03/30/31 (Call 09/30/30)(a)	USD	50	48,660
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	USD	25	25,657
6.13%, 06/30/25 (Call 03/30/25)(a)	USD	45	47,252
6.50%, 06/30/27 (Call 12/30/26)(a)	USD	55	58,987
6.75%, 06/30/30 (Call 12/30/29)(a)	USD	65	69,712
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)(c)	EUR	100	111,275
1.63%, 10/15/28(c)	EUR	100	93,994
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	108,707
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	160,930
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	113,737
6.00%, 01/31/25 (Call 10/31/24)	EUR	100	118,354
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	USD	125	122,500
3.15%, 10/01/26(b)	USD	375	344,197
5.13%, 05/09/29 (Call 02/09/29)(b)	USD	100	97,115
6.00%, 04/15/24 (Call 01/15/24)	USD	150	152,741
6.75%, 03/01/28 (Call 12/01/27)(b)	USD	100	106,064
7.13%, 01/31/25 (Call 10/31/24)	USD	100	104,344
			2,072,016
Italy — 5.0%
Almaviva-The Italian Innovation Co. SpA, 4.88%, 10/30/26 (Call 10/30/23)(c)	EUR	100	110,159
Atlantia SpA
1.88%, 07/13/27 (Call 04/13/27)(c)	EUR	100	112,676
1.88%, 02/12/28 (Call 11/12/27)(c)	EUR	100	111,356
Autostrade per l’Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(c)	EUR	125	139,697
1.75%, 06/26/26(c)	EUR	100	113,921
1.75%, 02/01/27(c)	EUR	100	113,250
1.88%, 09/26/29 (Call 06/26/29)(c)	EUR	100	111,879
2.00%, 12/04/28 (Call 09/04/28)(c)	EUR	100	114,047
2.00%, 01/15/30 (Call 10/15/29)(c)	EUR	100	112,196
Azzurra Aeroporti SpA, 2.63%, 05/30/27 (Call 02/28/27)(c)	EUR	100	113,980
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(c)	EUR	150	160,218
3.63%, 09/24/24(c)	EUR	100	112,176
10.50%, 07/23/29(c)	EUR	100	98,599
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(c)	EUR	100	115,198
Banco BPM SpA
0.88%, 07/15/26(c)	EUR	100	108,268
1.75%, 01/28/25(c)	EUR	100	113,727
2.50%, 06/21/24(c)	EUR	100	116,157
3.25%, 01/14/31 (Call 01/14/26)(c)(d)	EUR	100	111,881
BPER Banca, 1.38%, 03/31/27 (Call 03/31/26)(c)(d)	EUR	100	108,690
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 09/30/22)(c)	EUR	100	115,140

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Italy (continued)
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(c)	EUR	100	$111,802
Esselunga SpA, 1.88%, 10/25/27 (Call 07/25/27)(c)	EUR	100	116,033
Gamma Bidco SpA, 5.13%, 07/15/25 (Call 07/15/22)(c)	EUR	100	112,427
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(c)	EUR	100	107,202
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(c)(d)	EUR	100	111,375
4.75%, 01/18/32 (Call 10/18/26)(c)(d)	EUR	100	112,606
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 01/15/23)(c)	EUR	100	107,834
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(c)	EUR	100	112,008
1.88%, 07/08/26 (Call 04/08/26)(c)	EUR	100	115,080
Intesa Sanpaolo SpA
3.93%, 09/15/26(c)	EUR	100	122,179
4.20%, 06/01/32 (Call 06/01/31)(a)(d)	USD	50	47,880
5.02%, 06/26/24(a)	USD	200	208,224
5.15%, 06/10/30(c)	GBP	100	144,924
5.88%, 03/04/29 (Call 03/04/24)(c)(d)	EUR	100	122,518
6.63%, 09/13/23(c)	EUR	100	123,021
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(c)	EUR	100	113,219
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	115	137,062
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(c)	EUR	100	108,259
1.75%, 10/31/24 (Call 07/31/24)(c)	EUR	150	169,029
Rekeep SpA, 7.25%, 02/01/26 (Call 02/01/23)(c)	EUR	100	118,397
Rossini Sarl, 6.75%, 10/30/25 (Call 02/28/22)(c)	EUR	100	115,790
Sisal SpA/Milano, 7.00%, 07/31/23 (Call 02/07/22)(c)	EUR	69	77,185
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(c)	EUR	100	102,728
2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	100	109,027
2.50%, 07/19/23(c)	EUR	100	114,530
2.88%, 01/28/26 (Call 10/28/25)(c)	EUR	100	113,805
3.00%, 09/30/25(c)	EUR	100	114,696
3.63%, 01/19/24(c)	EUR	100	116,190
3.63%, 05/25/26(c)	EUR	100	116,428
4.00%, 04/11/24 (Call 01/11/24)(c)	EUR	100	116,963
5.30%, 05/30/24(a)	USD	150	154,987
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(c)(d)	EUR	200	224,315
2.73%, 01/15/32 (Call 01/15/27)(c)(d)	EUR	200	223,852
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	USD	125	130,517
5.86%, 06/19/32 (Call 06/19/27)(a)(d)	USD	100	106,271
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	USD	100	114,787
Unipol Gruppo SpA
3.00%, 03/18/25(c)	EUR	100	119,707
3.25%, 09/23/30 (Call 06/23/30)(c)	EUR	100	123,880
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(c)	EUR	100	119,510
Verde Bidco SpA, 4.63%, 10/01/26 (Call 10/01/23)(c)	EUR	100	112,421
Webuild SpA, 1.75%, 10/26/24(c)	EUR	200	222,961
			7,484,844
Japan — 0.6%
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(d)(e)	USD	50	49,614
6.25%, (Call 04/22/31)(a)(b)(d)(e)	USD	100	104,031
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(c)	EUR	100	109,027
2.88%, 01/06/27 (Call 10/06/26)(c)	EUR	100	103,028
3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	150	164,404
3.38%, 07/06/29 (Call 04/06/29)(c)	EUR	100	97,719
		Par
Security		(000)	Value

Japan (continued)
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	$127,022
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	110,332
			865,177
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	100	106,910

Luxembourg — 1.7%
ADLER Group SA, 2.25%, 04/27/27 (Call 01/27/27)(c)	EUR	100	89,985
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	USD	100	99,750
Albion Financing 1 SARL/Aggreko Holdings Inc., 5.25%, 10/15/26 (Call 10/15/23)(c)	EUR	100	110,128
Altice Financing SA
2.25%, 01/15/25 (Call 02/28/22)(c)	EUR	100	106,357
4.25%, 08/15/29 (Call 08/15/24)(c)	EUR	100	105,534
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	USD	200	186,896
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(c)	EUR	100	102,134
Altice France Holding SA
4.00%, 02/15/28 (Call 02/15/23)(c)	EUR	100	102,244
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	USD	150	136,897
8.00%, 05/15/27 (Call 05/15/22)(c)	EUR	100	117,128
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	150	159,187
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	USD	150	142,894
4.00%, 09/01/29 (Call 05/15/24)(a)	USD	50	47,625
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/22)(c)	EUR	100	114,820
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(c)	EUR	100	110,215
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26 (Call 03/01/23)(c)	EUR	100	98,334
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(c)	EUR	100	112,242
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(c)	EUR	100	113,532
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26 (Call 07/15/23)(c)	EUR	100	113,684
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(c)	EUR	100	116,431
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(c)	EUR	100	115,065
Swissport Investments SA, 6.75%, 12/15/21(c)(f)	EUR	100	281
Vivion Investments Sarl, 3.00%, 08/08/24(c)	EUR	100	106,698
			2,508,061
Macau — 0.7%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 02/28/22)(a)(b)	USD	200	196,140
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	200	188,750
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)(b)	USD	75	71,906
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	USD	125	108,569
6.50%, 01/15/28 (Call 07/15/23)(a)	USD	50	46,812
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	USD	125	113,125
5.50%, 01/15/26 (Call 06/15/22)(a)	USD	100	93,830
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	USD	200	182,250
			1,001,382

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Malaysia — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	USD	100	$96,142

Netherlands — 1.8%
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(c)	EUR	100	104,860
Intertrust Group BV, 3.38%, 11/15/25 (Call 02/07/22)(c)	EUR	100	113,309
IPD 3 BV, 5.50%, 12/01/25 (Call 12/01/22)(c)	EUR	100	113,930
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	USD	50	51,990
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 02/28/22)(c)	EUR	125	141,105
Nobel Bidco BV, 3.13%, 06/15/28 (Call 06/15/24)(c)	EUR	100	104,919
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(c)	EUR	100	107,327
PPF Telecom Group BV
3.25%, 09/29/27 (Call 06/29/27)(c)	EUR	175	207,225
3.50%, 05/20/24 (Call 02/20/24)(c)	EUR	100	117,627
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(c)	EUR	150	154,788
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	50	51,187
5.00%, 10/01/25(a)	USD	50	52,667
5.63%, 11/01/24(a)	USD	50	53,648
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/07/22)(c)	EUR	100	101,075
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(c)	EUR	100	111,415
8.50%, 08/15/27 (Call 08/15/22)(a)	USD	150	154,710
United Group BV
3.63%, 02/15/28 (Call 02/15/23)(c)	EUR	100	104,609
4.63%, 08/15/28 (Call 08/15/24)(c)	EUR	100	108,578
4.88%, 07/01/24 (Call 02/28/22)(c)	EUR	100	112,985
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	USD	75	74,302
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(c)	EUR	100	109,135
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(c)	EUR	100	103,762
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100	106,461
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	193,638
			2,655,252
Norway — 0.1%
Adevinta ASA, 2.63%, 11/15/25 (Call 11/15/22)(c)	EUR	100	112,204

Portugal — 0.7%
Banco Comercial Portugues SA
1.75%, 04/07/28 (Call 04/07/27)(c)(d)	EUR	100	104,574
3.87%, 03/27/30 (Call 03/27/25)(c)(d)	EUR	100	110,705
Caixa Geral de Depositos SA, 1.25%, 11/25/24(c)	EUR	100	113,998
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(c)(d)	EUR	100	106,164
1.70%, 07/20/80 (Call 04/20/25)(c)(d)	EUR	100	109,946
1.88%, 08/02/81 (Call 05/02/26)(c)(d)	EUR	100	109,204
4.50%, 04/30/79 (Call 01/30/24)(c)(d)	EUR	100	118,751
Novo Banco SA, 3.50%, 07/23/24 (Call 07/23/23)(c)(d)	EUR	100	111,370
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(c)	EUR	100	103,142
			987,854
Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 02/08/22)(a)	USD	200	199,419
		Par
Security		(000)	Value

Spain — 2.0%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(c)(d)	EUR	100	$117,958
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(c)(d)	EUR	100	105,522
Banco de Sabadell SA
1.13%, 03/27/25(c)	EUR	100	112,287
1.75%, 05/10/24(c)	EUR	100	114,649
5.38%, 12/12/28 (Call 12/12/23)(c)(d)	EUR	100	120,005
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(c)	EUR	100	108,887
1.00%, 09/15/27 (Call 06/15/27)(c)	EUR	100	106,724
1.50%, 06/08/28 (Call 03/08/28)(c)	EUR	100	107,817
2.00%, 09/15/32 (Call 06/15/32)(c)	EUR	100	104,333
2.00%, 02/15/33 (Call 11/15/32)(c)	EUR	100	102,770
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(c)	EUR	100	105,015
1.88%, 06/26/29 (Call 03/26/29)	EUR	100	108,403
2.88%, 04/18/25 (Call 01/18/25)(c)	EUR	100	119,022
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(c)	EUR	100	107,348
6.25%, 12/20/23 (Call 02/07/22)(c)	EUR	85	95,948
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 01/01/23)(c)	EUR	100	106,250
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 02/07/22)(c)	EUR	100	113,772
El Corte Ingles SA, 3.00%, 03/15/24 (Call 02/07/22)(c)	EUR	100	112,923
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(c)	EUR	125	136,041
Grifols SA
1.63%, 02/15/25 (Call 02/28/22)(c)	EUR	100	110,323
3.20%, 05/01/25 (Call 02/28/22)(c)	EUR	100	111,000
Grupo Antolin-Irausa SA, 3.50%, 04/30/28 (Call 04/30/24)(c)	EUR	100	104,045
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(c)(d)	EUR	100	111,149
International Consolidated Airlines Group SA, 2.75%, 03/25/25 (Call 12/25/24)(c)	EUR	100	111,097
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(c)	EUR	150	165,603
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(c)(d)	EUR	100	118,944
Unicaja Banco SA, 1.00%, 07/19/32(c)	EUR	100	110,317
			3,048,152
Sweden — 0.8%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(c)(d)	EUR	100	116,078
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(c)	EUR	100	107,295
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(c)(d)	EUR	100	112,046
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(c)	EUR	100	111,847
Intrum AB
3.13%, 07/15/24 (Call 02/28/22)(c)	EUR	100	111,845
3.50%, 07/15/26 (Call 07/15/22)(c)	EUR	100	111,482
4.88%, 08/15/25 (Call 08/15/22)(c)	EUR	100	115,078
Verisure Holding AB
3.25%, 02/15/27 (Call 02/15/23)(c)	EUR	100	108,900
3.88%, 07/15/26 (Call 07/15/22)(c)	EUR	100	112,589
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(c)	EUR	100	110,988
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(c)	EUR	100	115,300
			1,233,448

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Switzerland — 0.2%
Dufry One BV
2.50%, 10/15/24 (Call 02/28/22)(c)	EUR	100	$110,087
3.38%, 04/15/28 (Call 04/15/24)(c)	EUR	100	107,541
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30	USD	78	77,513
			295,141
United Kingdom — 5.3%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 02/28/22)(c)	GBP	100	135,838
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 07/15/22)(c)	GBP	100	134,694
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(c)	EUR	150	160,972
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 02/24/23)(c)	GBP	175	217,791
4.50%, 02/16/26 (Call 02/24/23)(c)	GBP	100	130,504
Bellis Finco PLC, 4.00%, 02/16/27 (Call 02/24/23)(c)	GBP	100	121,707
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(d)	USD	50	49,375
4.88%, 11/23/81 (Call 08/23/31)(a)(d)	USD	50	49,594
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(c)	EUR	100	108,636
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	200	207,560
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(c)	GBP	100	125,877
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(c)	GBP	100	132,744
eG Global Finance PLC
4.38%, 02/07/25 (Call 02/28/22)(c)	EUR	100	110,185
6.25%, 10/30/25 (Call 02/28/22)(c)	EUR	100	112,666
6.75%, 02/07/25 (Call 02/08/22)(a)	USD	100	100,473
Heathrow Finance PLC, 4.38%, 03/01/27(c)(g)	GBP	100	131,598
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 02/10/22)(c)	GBP	100	122,389
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/23)(c)	EUR	100	107,523
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(c)	EUR	100	105,729
International Consolidated Airlines Group SA, 3.75%, 03/25/29 (Call 12/25/28)(c)	EUR	100	110,427
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(c)	EUR	100	114,292
4.50%, 07/15/28 (Call 07/15/24)(c)	EUR	100	111,262
5.63%, 02/01/23 (Call 02/28/22)(a)(b)	USD	150	150,161
5.88%, 01/15/28 (Call 01/15/24)(a)	USD	150	148,530
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 02/28/22)(c)	GBP	100	134,296
Marks & Spencer PLC, 6.00%, 06/12/25(c)	GBP	100	143,840
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(c)(d)	GBP	100	89,005
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(c)	EUR	100	116,803
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(c)	EUR	100	111,379
5.63%, 06/18/73 (Call 06/18/25)(c)(d)	GBP	100	143,248
Nomad Foods Bondco PLC, 2.50%, 06/24/28 (Call 06/24/24)(c)	EUR	100	109,612
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(c)	GBP	100	126,066
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 02/28/22)(c)	GBP	100	132,018
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 02/28/22)(c)	EUR	100	113,928
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(c)	EUR	100	113,688
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(c)	EUR	100	104,425
3.38%, 06/18/26	GBP	100	133,454
		Par
Security		(000)	Value

United Kingdom (continued)
4.63%, 02/16/26 (Call 11/16/25)(c)	EUR	100	$122,143
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	150	157,605
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(c)	EUR	100	110,102
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 07/31/22)(c)	GBP	100	138,659
Thames Water Utilities Finance PLC, 5.75%, 09/13/30 (Call 09/13/22)(d)	GBP	125	171,810
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(c)	EUR	100	110,296
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 08/01/23)(c)	GBP	100	133,579
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(c)	EUR	100	110,617
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	USD	100	94,260
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(c)	GBP	150	189,126
4.50%, 08/15/30 (Call 08/15/25)(a)	USD	50	47,594
5.00%, 04/15/27 (Call 04/15/22)(c)	GBP	100	136,613
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	125	127,578
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(c)	GBP	100	130,130
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(c)	EUR	150	157,318
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	100	92,750
4.50%, 07/15/31 (Call 07/15/26)(c)	GBP	100	127,148
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	150	143,733
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(c)(d)	EUR	100	111,727
3.00%, 08/27/80 (Call 05/27/30)(c)(d)	EUR	100	108,999
3.10%, 01/03/79 (Call 10/03/23)(c)(d)	EUR	200	229,582
3.25%, 06/04/81 (Call 06/04/26)(d)	USD	50	47,633
4.13%, 06/04/81 (Call 03/04/31)(d)	USD	100	95,688
4.88%, 10/03/78 (Call 07/03/25)(c)(d)	GBP	100	138,929
7.00%, 04/04/79 (Call 01/04/29)(d)	USD	150	172,455
Zenith Finco PLC, 6.50%, 06/30/27(c)	GBP	100	131,909
			7,910,272
United States — 63.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	70	66,150
6.00%, 08/01/29 (Call 08/01/24)(a)	USD	35	33,250
7.00%, 11/15/25 (Call 02/28/22)(a)	USD	90	89,864
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	30	32,606
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	USD	50	47,760
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	USD	60	58,560
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(c)	EUR	100	113,403
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	USD	85	90,111
ADT Security Corp. (The)
4.13%, 06/15/23	USD	90	91,506
4.13%, 08/01/29 (Call 08/01/28)(a)	USD	75	70,727
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	USD	55	53,636
3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	60,496
3.50%, 03/15/29 (Call 09/15/23)(a)	USD	100	94,734
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	120	122,894
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	125	127,344
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	75	78,391

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	50	$53,075
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(a)	USD	150	159,375
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	USD	90	87,735
5.88%, 11/01/29 (Call 11/01/24)(a)	USD	55	54,062
6.75%, 10/15/27 (Call 10/15/22)(a)	USD	80	79,141
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	94,938
6.63%, 07/15/26 (Call 07/15/22)(a)	USD	170	174,938
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	115	121,882
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	USD	150	143,443
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(c)	EUR	100	105,913
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	USD	60	55,800
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	50,680
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	45	47,388
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	80	87,808
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	52,813
10.50%, 04/24/26 (Call 06/15/22)(a)	USD	92	97,290
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	75	72,227
4.75%, 08/01/25 (Call 02/28/22)	USD	50	50,487
5.00%, 04/01/24 (Call 02/28/22)	USD	71	71,233
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	USD	65	60,360
American Airlines Inc., 11.75%, 07/15/25(a)	USD	225	272,531
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	305	312,244
5.75%, 04/20/29(a)(b)	USD	260	266,500
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	USD	50	46,257
6.25%, 03/15/26 (Call 02/08/22)	USD	50	50,895
6.50%, 04/01/27 (Call 04/01/22)	USD	35	35,977
6.88%, 07/01/28 (Call 07/01/23)(b)	USD	25	26,178
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	USD	25	23,483
4.00%, 01/15/28 (Call 01/15/23)(a)	USD	50	49,004
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	65	67,112
5.63%, 05/20/24 (Call 03/20/24)	USD	60	61,896
5.75%, 05/20/27 (Call 02/20/27)	USD	50	52,788
5.88%, 08/20/26 (Call 05/20/26)	USD	75	79,242
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	70	70,562
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	60	60,900
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	30	30,534
7.88%, 05/15/26 (Call 05/15/23)(a)	USD	50	53,750
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)	USD	75	76,065
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	USD	60	62,095
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	21	22,855
		Par
Security		(000)	Value

United States (continued)
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	USD	75	$75,953
4.38%, 10/15/28 (Call 07/15/28)	USD	75	77,190
4.63%, 11/15/25 (Call 08/15/25)	USD	15	15,569
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	USD	65	61,141
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	USD	55	56,481
Aramark Services Inc.
5.00%, 04/01/25 (Call 02/28/22)(a)(b)	USD	75	75,990
5.00%, 02/01/28 (Call 02/01/23)(a)	USD	120	119,088
6.38%, 05/01/25 (Call 05/01/22)(a)	USD	95	98,334
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	55	51,926
6.13%, 12/01/28 (Call 12/01/23)(a)	USD	50	48,344
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	65	65,491
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	66,700
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	USD	70	72,133
6.13%, 02/15/28 (Call 02/15/23)(a)	USD	90	93,370
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28 (Call 05/15/24)(c)	EUR	100	107,374
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(c)	EUR	100	107,077
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	250	244,355
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	USD	50	49,682
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	60	59,071
4.75%, 03/01/30 (Call 03/01/25)	USD	50	49,188
5.00%, 02/15/32 (Call 11/15/26)(a)	USD	50	49,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	USD	50	48,340
7.00%, 11/01/26 (Call 02/28/22)(a)	USD	50	49,938
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	USD	30	29,522
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	USD	75	69,651
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)	USD	50	47,500
6.75%, 03/31/29 (Call 03/31/24)(a)(b)	USD	50	47,000
Avantor Funding Inc.
2.63%, 11/01/25 (Call 11/01/22)(c)	EUR	100	113,056
3.88%, 11/01/29 (Call 11/01/24)(a)	USD	85	82,520
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	105	105,512
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	USD	100	102,250
Avient Corp.
5.25%, 03/15/23	USD	50	51,539
5.75%, 05/15/25 (Call 05/15/22)(a)	USD	45	46,130
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	USD	50	49,021
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	USD	40	40,150
5.75%, 07/15/27 (Call 07/15/22)(a)	USD	55	56,402
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 02/28/22)(c)	EUR	100	113,668
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	USD	125	116,094
B&G Foods Inc.
5.25%, 04/01/25 (Call 02/28/22)	USD	65	65,731
5.25%, 09/15/27 (Call 03/01/22)(b)	USD	70	70,985

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	USD	125	$116,189
3.13%, 09/15/31 (Call 06/15/31)(b)	USD	95	88,706
4.00%, 11/15/23	USD	100	103,190
4.38%, 12/15/23	EUR	200	239,851
4.88%, 03/15/26 (Call 12/15/25)	USD	45	47,728
5.25%, 07/01/25	USD	75	80,505
Bath & Body Works Inc.
5.25%, 02/01/28	USD	40	41,950
6.63%, 10/01/30 (Call 10/01/25)(a)	USD	85	91,481
7.50%, 06/15/29 (Call 06/15/24)	USD	40	43,646
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	120	121,350
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	140	144,413
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	USD	150	142,513
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	130	109,525
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	105	84,152
5.50%, 11/01/25 (Call 02/28/22)(a)	USD	170	171,275
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	USD	65	65,171
6.13%, 04/15/25 (Call 02/17/22)(a)	USD	268	273,159
6.25%, 02/15/29 (Call 02/15/24)(a)	USD	110	93,087
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	USD	70	62,689
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	70	62,825
9.00%, 12/15/25 (Call 02/28/22)(a)	USD	140	146,125
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(c)	EUR	150	167,181
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	USD	30	30,889
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	USD	100	95,918
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	USD	75	72,579
3.50%, 06/01/31 (Call 03/01/31)(a)	USD	80	76,200
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	USD	75	73,674
4.00%, 07/01/29 (Call 07/01/24)(a)	USD	55	54,381
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 06/01/22)(c)	EUR	100	116,508
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	USD	75	74,726
4.75%, 06/15/31 (Call 06/15/26)(a)	USD	90	88,665
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 02/28/22)(a)	USD	85	80,254
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	USD	65	67,225
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)	USD	95	89,794
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	USD	50	49,890
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	75	74,531
4.13%, 12/01/27 (Call 09/01/27)	USD	50	48,821
4.15%, 07/01/23 (Call 04/01/23)	USD	50	50,016
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	48,500
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	USD	100	98,924
4.25%, 02/01/32	USD	40	39,570
5.00%, 03/01/30 (Call 03/01/25)(a)	USD	75	76,921
6.75%, 06/01/27 (Call 06/01/22)(a)	USD	40	41,658
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	USD	120	114,637
6.25%, 07/01/25 (Call 07/01/22)(a)	USD	305	315,489
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	USD	135	145,294
		Par
Security		(000)	Value

United States (continued)
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	USD	110	$113,260
Callon Petroleum Co.
6.13%, 10/01/24 (Call 02/28/22)	USD	60	59,625
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	USD	50	50,938
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	USD	100	90,853
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	105	102,820
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	65	61,669
5.00%, 02/01/31 (Call 02/01/26)(a)	USD	65	61,588
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	USD	100	97,553
5.25%, 06/01/26 (Call 02/28/22)(a)	USD	62	63,085
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 02/28/22)(a)	USD	45	48,488
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	83,782
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	USD	75	66,643
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	USD	50	46,588
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	USD	55	52,388
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	USD	40	37,650
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(c)	EUR	100	108,047
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	USD	40	37,445
3.50%, 04/01/30 (Call 04/01/25)(a)	USD	60	56,131
5.00%, 07/15/27 (Call 07/15/22)(a)	USD	50	51,108
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/14/22)(a)	USD	65	64,919
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	USD	325	310,375
4.25%, 01/15/34 (Call 01/15/28)(a)	USD	210	194,775
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	285	277,875
4.50%, 05/01/32 (Call 05/01/26)	USD	285	274,669
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	180	171,224
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	210	207,900
4.75%, 02/01/32 (Call 02/01/27)	USD	20	19,674
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	USD	240	242,928
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	USD	280	287,014
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	140	144,226
5.50%, 05/01/26 (Call 02/28/22)(a)	USD	95	97,256
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	50	51,441
5.00%, 10/15/24 (Call 07/15/24)	USD	65	69,552
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	40	41,620
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (Call 09/01/31)	USD	25	24,914
4.25%, 04/01/28 (Call 10/01/22)	USD	25	24,776
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	USD	45	45,127
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	USD	60	60,794
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	50	51,510
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	USD	200	190,462
2.50%, 03/01/31 (Call 12/01/30)	USD	190	176,498
2.63%, 08/01/31 (Call 05/01/31)	USD	135	126,463
3.00%, 10/15/30 (Call 07/15/30)	USD	175	169,670
3.38%, 02/15/30 (Call 02/15/25)	USD	200	195,911
4.25%, 12/15/27 (Call 12/15/22)	USD	240	245,959
4.63%, 12/15/29 (Call 12/15/24)	USD	315	327,150
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	USD	50	48,143

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	45	$43,013
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	USD	50	47,875
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/08/22)(a)	USD	125	125,468
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	USD	50	48,235
4.00%, 03/15/31 (Call 03/15/26)(a)	USD	40	38,500
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	64,656
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	70	66,960
5.38%, 05/15/27 (Call 02/15/27)(b)	USD	40	41,133
5.75%, 11/15/28 (Call 11/15/23)(a)	USD	85	86,441
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	USD	185	188,203
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	USD	90	84,652
4.00%, 03/01/31 (Call 03/01/26)	USD	150	149,300
4.50%, 10/01/29 (Call 10/01/24)	USD	140	142,740
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	USD	30	30,934
5.88%, 02/01/29 (Call 02/05/24)(a)	USD	57	59,351
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	110	105,411
5.25%, 05/15/30	USD	115	114,505
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	80	80,608
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	70	71,190
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	USD	125	119,439
6.63%, 02/15/25 (Call 02/04/22)(a)	USD	155	160,297
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	USD	85	80,745
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	USD	145	144,026
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	185	193,038
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	64	67,980
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	65,428
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	55	56,424
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	USD	65	61,588
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	USD	35	34,388
Citgo Holding Inc., 9.25%, 08/01/24 (Call 02/28/22)(a)(b)	USD	125	125,316
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	USD	70	69,672
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	100	100,750
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	USD	27	28,027
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 05/15/22)(c)	EUR	100	114,061
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	75	77,573
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	195	203,765
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	USD	85	81,175
4.88%, 07/01/29 (Call 06/30/24)(a)	USD	85	80,962
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	103,625
7.75%, 04/15/28 (Call 04/15/24)(a)	USD	65	67,571
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)	USD	130	130,615
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	95	89,514
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	85	87,222
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	USD	30	29,175
		Par
Security		(000)	Value

United States (continued)
4.88%, 03/01/31 (Call 03/01/26)(a)	USD	45	$44,100
5.88%, 06/01/27 (Call 06/01/22)(b)	USD	50	51,701
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	70	73,529
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	60	67,062
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)(b)	USD	80	82,744
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	USD	80	71,667
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	95	82,769
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	USD	60	60,975
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	USD	140	134,110
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	115	116,456
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	USD	40	37,731
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	USD	75	73,078
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	USD	90	80,148
6.00%, 06/15/25 (Call 02/08/22)(a)	USD	131	127,500
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	USD	100	99,291
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	USD	100	99,395
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	USD	80	82,365
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	USD	35	33,876
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	USD	70	72,045
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(c)	EUR	100	106,130
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	USD	50	47,276
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(c)	EUR	100	112,483
5.00%, 04/15/26 (Call 04/15/23)(a)	USD	95	95,240
6.50%, 04/15/26 (Call 02/28/22)(a)	USD	50	50,596
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	USD	50	49,075
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	USD	40	39,796
5.00%, 09/01/30 (Call 09/01/25)	USD	35	34,650
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	USD	100	99,719
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	USD	50	50,125
5.75%, 04/01/25 (Call 02/28/22)	USD	65	65,476
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	60	60,450
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	51,724
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/28/22)	USD	75	76,522
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(c)	EUR	100	111,679
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	116,661
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	35	35,348
5.63%, 10/15/25 (Call 02/28/22)(a)	USD	125	125,908
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	100	91,354
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	100	93,375

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	USD	200	$178,000
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	USD	50	44,894
5.25%, 06/01/24	USD	75	77,241
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	200,679
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	250	235,937
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	200	207,562
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	125	129,219
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	USD	100	94,046
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	USD	45	43,706
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	USD	35	33,906
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 02/28/22)(a)	USD	50	50,906
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	40	38,843
5.38%, 11/15/27 (Call 11/15/22)	USD	15	15,466
5.63%, 06/15/28 (Call 06/15/23)	USD	35	36,400
Darling Global Finance BV, 3.63%, 05/15/26 (Call 02/07/22)(c)	EUR	100	113,284
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	155	142,398
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	USD	215	209,418
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	USD	50	47,575
3.88%, 03/15/23 (Call 12/15/22)	USD	65	65,995
5.13%, 05/15/29 (Call 02/15/29)	USD	25	26,388
5.38%, 07/15/25 (Call 04/15/25)	USD	55	58,014
5.63%, 07/15/27 (Call 04/15/27)	USD	25	27,052
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(d)	USD	75	71,425
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	100	98,720
3.75%, 10/28/29 (Call 07/28/29)(b)	USD	50	48,525
3.80%, 04/19/23 (Call 03/19/23)(b)	USD	50	50,497
4.38%, 04/19/28 (Call 01/19/28)(b)	USD	50	50,911
7.38%, 01/15/26 (Call 12/15/25)	USD	70	79,362
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	330	152,625
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	USD	200	51,375
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 02/28/22)(b)	USD	50	49,781
9.38%, 07/15/25 (Call 07/15/22)(a)	USD	70	73,527
Directv Financing LLC/Directv Financing Co.-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	USD	325	325,961
DISH DBS Corp.
5.00%, 03/15/23	USD	115	116,630
5.25%, 12/01/26 (Call 06/01/26)(a)	USD	235	227,950
5.75%, 12/01/28 (Call 12/01/27)(a)	USD	200	191,973
5.88%, 11/15/24	USD	175	176,437
7.38%, 07/01/28 (Call 07/01/23)(b)	USD	105	101,467
7.75%, 07/01/26	USD	200	206,000
5.13%, 06/01/29	USD	140	122,150
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	USD	40	36,098
4.75%, 02/15/28 (Call 08/15/27)	USD	40	37,600
Class-T, 9.75%, 06/15/25 (Call 06/15/22)(b)	USD	110	117,081
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	USD	62	60,994
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	50	51,149
4.35%, 04/15/29 (Call 01/15/29)	USD	25	25,524
		Par
Security		(000)	Value

United States (continued)
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	75	$74,093
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	115	113,517
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	55	54,029
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	55	57,129
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	USD	50	51,882
5.90%, 08/28/28 (Call 05/28/28)	USD	75	81,547
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	USD	75	79,475
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	105	104,093
4.63%, 04/01/31 (Call 04/01/26)	USD	40	39,209
4.75%, 02/01/30 (Call 02/01/25)	USD	80	79,002
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 11/15/22)(c)	GBP	100	138,081
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	100	103,641
6.63%, 07/15/25 (Call 07/15/22)(a)	USD	60	62,712
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	USD	91	61,653
9.50%, 07/31/27 (Call 07/31/23)(a)	USD	97	95,807
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	USD	125	118,735
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	USD	80	75,491
4.75%, 06/15/28 (Call 06/15/23)(a)	USD	50	48,724
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	65	64,788
4.40%, 04/01/24 (Call 01/01/24)	USD	50	50,215
4.85%, 07/15/26 (Call 04/15/26)	USD	40	40,933
Enstar Finance LLC, 5.50%, 01/15/42	USD	50	49,500
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	USD	50	49,896
4.13%, 12/01/26 (Call 09/01/26)	USD	50	49,248
4.50%, 01/15/29 (Call 07/15/28)(a)	USD	95	90,539
4.75%, 07/15/23 (Call 06/15/23)	USD	75	75,759
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	75	71,726
5.50%, 07/15/28 (Call 04/15/28)	USD	75	75,948
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	60	61,986
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	75	78,836
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	USD	50	48,913
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	USD	55	54,565
3.90%, 10/01/27 (Call 07/01/27)	USD	75	75,719
6.63%, 02/01/25 (Call 01/01/25)	USD	100	107,748
7.50%, 02/01/30 (Call 11/01/29)(b)	USD	75	89,272
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	USD	75	74,497
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	USD	50	53,981
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	USD	65	61,588
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	60	55,214
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29	USD	100	97,454
6.75%, 01/15/30	USD	115	111,626
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(d)(e)	USD	50	50,023

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	USD	50	$47,642
5.63%, 01/01/30 (Call 01/01/25)(a)	USD	60	59,969
First-Citizens Bank & Trust Co.
4.75%, 02/16/24 (Call 02/24/22)	USD	65	68,737
5.00%, 08/01/23	USD	75	78,709
5.25%, 03/07/25 (Call 02/24/22)	USD	40	43,603
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	75	70,431
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	50	45,690
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD	100	102,000
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 02/28/22)(a)	USD	55	55,029
7.88%, 07/15/26 (Call 02/28/22)(a)	USD	65	67,031
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	75	57,200
Ford Credit Canada Co.
3.50%, 11/30/23	CAD	100	79,270
3.74%, 05/08/23	CAD	100	79,380
4.46%, 11/13/24	CAD	50	40,565
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	285	272,177
4.35%, 12/08/26 (Call 09/08/26)	USD	200	207,250
Ford Motor Credit Co. LLC
1.51%, 02/17/23	EUR	100	113,017
1.74%, 07/19/24	EUR	100	112,806
2.30%, 02/10/25 (Call 01/10/25)	USD	200	196,022
2.39%, 02/17/26	EUR	100	115,580
2.70%, 08/10/26 (Call 07/10/26)	USD	175	169,531
3.10%, 05/04/23	USD	50	50,553
3.25%, 09/15/25	EUR	100	118,656
3.37%, 11/17/23	USD	150	150,567
3.38%, 11/13/25 (Call 10/13/25)	USD	200	200,224
3.63%, 06/17/31 (Call 03/17/31)	USD	150	147,750
3.81%, 01/09/24 (Call 11/09/23)	USD	150	150,199
3.82%, 11/02/27 (Call 08/02/27)	USD	100	100,030
4.00%, 11/13/30 (Call 08/13/30)	USD	125	125,747
4.06%, 11/01/24 (Call 10/01/24)	USD	200	204,059
4.38%, 08/06/23	USD	250	255,625
4.39%, 01/08/26	USD	150	154,930
4.54%, 03/06/25	GBP	100	140,033
5.11%, 05/03/29 (Call 02/03/29)	USD	200	213,694
5.13%, 06/16/25 (Call 05/16/25)	USD	365	383,413
5.58%, 03/18/24 (Call 02/18/24)	USD	50	52,370
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	60	58,200
6.50%, 10/01/25 (Call 02/28/22)(a)	USD	85	87,315
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	40	43,988
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	USD	60	55,717
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	45	43,104
8.13%, 11/15/24 (Call 02/28/22)(a)	USD	30	30,105
8.25%, 04/15/25 (Call 02/28/22)(a)	USD	45	44,987
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	USD	50	51,995
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	USD	115	113,515
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	USD	110	113,267
5.88%, 11/01/29 (Call 11/01/24)	USD	75	72,211
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	USD	80	77,216
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	USD	110	110,256
		Par
Security		(000)	Value

United States (continued)
FXI Holdings Inc.
7.88%, 11/01/24 (Call 02/28/22)(a)	USD	64	$64,720
12.25%, 11/15/26 (Call 11/15/22)(a)	USD	49	53,666
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	USD	75	69,765
3.88%, 10/01/31 (Call 10/01/26)(a)	USD	75	69,594
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	65	62,960
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	80	77,529
4.50%, 07/01/28 (Call 07/01/23)(a)	USD	50	50,961
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 02/28/22)(b)	USD	70	68,548
7.75%, 02/01/28 (Call 02/01/23)	USD	80	78,800
8.00%, 01/15/27 (Call 01/15/24)	USD	70	70,504
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(d)	USD	100	99,517
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	USD	50	46,621
5.25%, 12/01/27 (Call 06/01/22)(a)	USD	50	51,400
Golden Nugget Inc.
6.75%, 10/15/24 (Call 02/04/22)(a)	USD	165	165,016
8.75%, 10/01/25 (Call 02/04/22)(a)	USD	85	86,860
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(c)	EUR	100	111,666
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	USD	65	65,848
5.00%, 05/31/26 (Call 02/28/22)	USD	90	91,696
5.00%, 07/15/29 (Call 04/15/29)(a)	USD	45	45,023
5.25%, 04/30/31 (Call 01/30/31)	USD	50	50,438
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	USD	45	45,127
5.63%, 04/30/33 (Call 01/30/33)	USD	60	61,272
9.50%, 05/31/25 (Call 05/31/22)	USD	55	58,622
Grand Canyon University
4.13%, 10/01/24	USD	27	27,368
5.13%, 10/01/28 (Call 08/01/28)	USD	47	47,705
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD	25	24,066
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(a)	USD	45	43,342
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	USD	145	143,050
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	USD	50	47,955
5.88%, 07/15/26 (Call 02/28/22)(a)	USD	90	92,256
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	USD	40	42,307
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	105	104,737
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	USD	50	50,880
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	USD	125	118,906
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(c)	EUR	100	116,679
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	65	66,300
4.88%, 05/15/26 (Call 02/15/26)(a)	USD	90	93,545
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)	USD	120	115,882
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	USD	125	127,835
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	USD	240	240,000
5.38%, 02/01/25	USD	250	267,500
5.38%, 09/01/26 (Call 03/01/26)(b)	USD	75	81,243

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
5.63%, 09/01/28 (Call 03/01/28)	USD	140	$156,031
5.88%, 05/01/23	USD	100	104,410
5.88%, 02/15/26 (Call 08/15/25)	USD	140	152,516
5.88%, 02/01/29 (Call 08/01/28)	USD	100	112,994
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	USD	55	57,754
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	100	102,897
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	USD	50	48,510
5.00%, 12/01/29 (Call 12/01/24)(a)	USD	105	101,438
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	USD	70	67,725
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	USD	70	71,328
5.63%, 02/15/26 (Call 02/28/22)(a)	USD	50	51,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	45	45,875
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	70	71,225
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	50	51,875
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	155	147,444
3.75%, 05/01/29 (Call 05/01/24)(a)	USD	75	72,985
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	USD	75	73,696
4.88%, 01/15/30 (Call 01/15/25)	USD	105	107,865
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,281
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	68,331
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD	55	53,188
5.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	49,770
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	USD	60	61,201
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	50	47,563
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	75	71,062
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	USD	25	26,000
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	USD	65	62,178
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	65	61,952
5.38%, 08/01/28 (Call 08/01/23)(a)	USD	65	66,157
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	USD	75	70,904
5.13%, 10/01/24 (Call 07/01/24)	USD	55	57,415
6.88%, 05/01/25 (Call 04/01/25)	USD	55	60,823
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	USD	65	64,187
7.00%, 05/01/26 (Call 02/08/22)(a)	USD	125	127,969
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	70	74,535
6.63%, 08/01/26(b)	USD	75	80,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	85	80,816
4.75%, 09/15/24 (Call 06/15/24)	USD	100	101,511
5.25%, 05/15/27 (Call 11/15/26)	USD	142	143,022
6.25%, 05/15/26 (Call 05/15/22)	USD	105	107,861
6.38%, 12/15/25 (Call 02/28/22)	USD	45	45,806
6.75%, 02/01/24 (Call 02/18/22)	USD	65	65,150
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	40	39,807
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	70	70,897
		Par
Security		(000)	Value

United States (continued)
6.38%, 05/01/26 (Call 05/01/22)(b)	USD	75	$77,622
8.38%, 05/01/27 (Call 05/01/22)(b)	USD	130	135,558
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	USD	200	194,508
International Game Technology PLC
3.50%, 06/15/26 (Call 06/15/22)(c)	EUR	150	169,378
4.13%, 04/15/26 (Call 04/15/23)(a)	USD	50	49,922
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	110	119,707
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	150	159,828
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(c)	EUR	100	111,780
2.25%, 03/15/29 (Call 03/15/24)(c)	EUR	100	108,149
2.88%, 06/15/28 (Call 06/15/23)(c)	EUR	100	112,210
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	204,540
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/28/22)(a)	USD	50	50,875
7.00%, 06/15/25 (Call 06/15/22)(a)	USD	75	78,484
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	85	80,750
4.88%, 09/15/27 (Call 09/15/22)(a)	USD	75	75,165
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	110	108,586
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	USD	55	54,918
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	55	55,894
5.25%, 07/15/30 (Call 07/15/25)(a)	USD	100	99,161
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	60	60,756
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	USD	80	78,200
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/07/22)(c)	GBP	100	134,263
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	20	19,861
4.75%, 10/01/24 (Call 07/01/24)(b)	USD	75	76,094
5.50%, 02/15/26 (Call 08/15/22)	USD	50	50,924
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	115	110,065
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD	110	108,310
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD	100	99,036
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 02/28/22)(a)	USD	25	24,875
4.88%, 12/15/27 (Call 12/15/22)(a)	USD	25	25,564
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	USD	35	32,902
4.63%, 03/01/28 (Call 03/01/23)(a)	USD	50	47,966
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	55	54,624
4.75%, 02/01/30 (Call 09/01/24)	USD	50	49,194
5.00%, 03/01/31 (Call 03/01/26)	USD	61	60,284
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	USD	75	76,315
Kraft Heinz Foods Co.
2.00%, 06/30/23 (Call 03/30/23)(c)	EUR	100	114,671
2.25%, 05/25/28 (Call 02/25/28)(c)	EUR	150	178,335
3.00%, 06/01/26 (Call 03/01/26)	USD	191	192,910
3.75%, 04/01/30 (Call 01/01/30)	USD	50	51,659
3.88%, 05/15/27 (Call 02/15/27)	USD	130	134,936
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	USD	70	69,300
6.75%, 07/15/26 (Call 07/15/22)(a)	USD	40	40,560
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	USD	45	43,006
10.50%, 07/15/27 (Call 07/15/22)(a)	USD	35	35,957

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	60	$58,444
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	70	68,400
5.25%, 10/01/25 (Call 02/14/22)(a)	USD	4	4,020
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	45	41,931
3.75%, 02/15/28 (Call 02/15/23)	USD	50	48,655
4.00%, 02/15/30 (Call 02/15/25)	USD	60	57,588
4.88%, 01/15/29 (Call 01/15/24)	USD	40	40,633
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	USD	50	49,423
4.38%, 01/31/32 (Call 01/31/27)(a)	USD	75	74,083
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	60	62,268
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	USD	25	24,150
9.50%, 01/15/25 (Call 02/28/22)	USD	50	50,841
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	USD	75	71,440
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	USD	90	86,789
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	USD	100	97,750
6.75%, 10/15/27 (Call 10/15/22)(a)	USD	90	93,559
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	40	35,674
6.50%, 11/01/25 (Call 11/01/22)(a)	USD	50	47,532
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/28/22)(a)(b)	USD	60	58,838
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	36,234
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	80	72,700
3.75%, 07/15/29 (Call 01/15/24)(a)	USD	65	59,324
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	USD	100	95,395
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	100	99,551
5.25%, 03/15/26 (Call 02/28/22)	USD	50	50,815
5.38%, 05/01/25 (Call 02/28/22)	USD	95	96,393
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	113,379
Liberty Mutual Group Inc.
3.63%, 05/23/59 (Call 05/23/24)(c)(d)	EUR	100	114,221
4.13%, 12/15/51 (Call 09/15/26)(a)(d)	USD	100	98,549
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	USD	93	93,581
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	USD	45	45,999
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	USD	45	42,888
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	USD	90	89,550
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	USD	100	98,262
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	65	65,516
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	USD	35	33,841
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	USD	100	98,734
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	160	172,211
Lkq Italia Bondco Di Lkq Italia Bondco Gp SRL E C SAPA, 3.88%, 04/01/24 (Call 01/01/24)(c)	EUR	100	118,374
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	USD	60	58,376
4.38%, 05/15/31 (Call 05/15/26)(a)	USD	35	34,237
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	USD	50	50,652
		Par
Security		(000)	Value

United States (continued)
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	80	$76,800
4.50%, 01/15/29 (Call 01/15/24)(a)	USD	110	100,732
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	105	105,753
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	90	85,446
5.63%, 04/01/25 (Call 01/01/25)	USD	65	67,031
Series W, 6.75%, 12/01/23	USD	75	79,580
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	USD	100	106,925
Macy’s Retail Holdings LLC
3.63%, 06/01/24 (Call 03/01/24)	USD	24	24,342
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	60	61,200
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	USD	75	72,000
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	80	74,419
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)	USD	60	58,331
6.13%, 09/15/25 (Call 05/15/22)(a)	USD	7	7,235
Matador Resources Co., 5.88%, 09/15/26 (Call 02/14/22)	USD	105	106,446
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	USD	60	55,006
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	40	38,400
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	35	34,610
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	25	25,653
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	USD	40	39,876
3.75%, 04/01/29 (Call 04/01/24)(a)	USD	40	40,039
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	USD	60	63,698
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 02/28/22)(c)	EUR	100	111,616
5.50%, 04/15/24 (Call 02/28/22)(a)	USD	110	109,862
7.25%, 04/15/25 (Call 02/28/22)(a)(b)	USD	160	158,456
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	100	95,000
8.00%, 08/01/29 (Call 08/01/24)(a)	USD	50	47,026
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(a)	USD	100	104,483
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	USD	85	83,886
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	40	40,318
6.00%, 06/01/25 (Call 03/01/25)(b)	USD	50	54,344
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	USD	90	93,573
4.50%, 09/01/26 (Call 06/01/26)	USD	65	68,385
4.63%, 06/15/25 (Call 03/15/25)(a)	USD	145	152,350
5.63%, 05/01/24 (Call 02/01/24)	USD	130	137,120
5.75%, 02/01/27 (Call 11/01/26)	USD	120	133,200
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	37	37,411
4.75%, 10/15/28 (Call 07/15/28)	USD	65	64,535
5.50%, 04/15/27 (Call 01/15/27)	USD	61	63,020
5.75%, 06/15/25 (Call 03/15/25)(b)	USD	65	68,341
6.00%, 03/15/23	USD	105	108,448
6.75%, 05/01/25 (Call 05/01/22)	USD	50	51,750
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	USD	90	86,690
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	USD	115	105,225
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	USD	100	98,169

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	USD	100	$100,746
Minerva Merger Sub Inc., 6.50%, 02/15/30	USD	205	204,487
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	USD	60	58,114
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	USD	135	136,856
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	USD	65	64,267
3.88%, 05/15/32 (Call 02/15/32)(a)	USD	85	82,025
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	USD	30	30,150
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 02/28/22)(a)	USD	65	59,489
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	40	39,181
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	USD	405	390,403
5.25%, 10/01/29 (Call 10/01/24)(a)	USD	215	209,087
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	USD	100	96,025
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	USD	115	103,500
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26 (Call 09/15/26)	EUR	100	110,059
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	167,939
3.50%, 03/15/31 (Call 03/15/26)	USD	85	82,264
4.63%, 08/01/29 (Call 08/01/24)(b)	USD	90	92,436
5.00%, 10/15/27 (Call 10/15/22)	USD	125	128,327
5.25%, 08/01/26 (Call 02/28/22)	USD	65	66,594
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	USD	70	65,744
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	60	58,795
3.63%, 11/01/31 (Call 11/01/26)(a)	USD	75	73,794
3.88%, 02/15/31 (Call 06/01/25)(a)	USD	100	99,477
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	75	75,469
Murphy Oil Corp.
5.75%, 08/15/25 (Call 02/28/22)(b)	USD	50	50,863
5.88%, 12/01/27 (Call 12/01/22)	USD	55	56,001
6.38%, 07/15/28 (Call 07/15/24)	USD	50	51,691
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	35	33,031
4.75%, 09/15/29 (Call 09/15/24)	USD	50	50,726
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	USD	50	46,430
7.38%, 05/15/27 (Call 05/15/24)(a)	USD	65	66,521
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	48,000
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	55	51,631
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	75	73,491
5.75%, 11/15/31 (Call 11/15/26)(a)	USD	50	48,381
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	USD	60	62,174
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	70	66,937
5.00%, 03/15/27 (Call 09/15/26)(b)	USD	65	63,202
5.50%, 03/15/29 (Call 06/15/28)(b)	USD	65	63,538
5.88%, 10/25/24	USD	65	67,458
6.13%, 03/25/24	USD	55	57,296
6.75%, 06/25/25	USD	65	68,787
6.75%, 06/15/26	USD	65	68,857
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 02/08/22)(a)(b)	USD	50	46,000
5.88%, 03/15/26 (Call 12/15/25)(a)	USD	80	75,699
		Par
Security		(000)	Value

United States (continued)
10.25%, 02/01/26 (Call 08/01/23)(a)	USD	55	$62,394
12.25%, 05/15/24 (Call 02/15/24)(a)	USD	42	48,917
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	USD	65	61,222
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	USD	70	69,655
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	USD	60	59,903
5.25%, 10/01/30 (Call 10/01/25)(a)	USD	45	44,245
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	66,233
6.13%, 09/01/29 (Call 09/01/24)(a)	USD	50	52,553
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	USD	100	93,843
6.75%, 09/15/25 (Call 09/15/22)(a)	USD	125	118,345
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	USD	100	101,679
4.70%, 04/01/26 (Call 01/01/26)	USD	150	157,217
4.88%, 06/01/25 (Call 05/01/25)	USD	65	68,250
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	USD	110	105,605
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	USD	100	98,931
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	125	128,633
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	65,618
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	45	46,322
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	65,844
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	USD	60	58,600
6.88%, 08/15/28 (Call 08/15/23)(a)	USD	220	209,275
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(a)	USD	165	167,062
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 11/01/23 (Call 02/28/22)	USD	65	63,356
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/28/22)(a)(b)	USD	40	40,300
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	USD	55	51,202
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	40	37,249
5.63%, 10/01/28 (Call 10/01/23)(a)	USD	95	95,313
5.88%, 10/01/30 (Call 10/01/25)(a)	USD	70	70,091
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	USD	110	113,419
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	USD	25	23,117
4.38%, 04/01/30 (Call 01/01/30)(b)	USD	50	46,842
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/22)(a)	USD	90	90,112
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	USD	80	77,484
3.88%, 08/15/31 (Call 08/15/26)(a)	USD	75	70,500
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	USD	120	119,742
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	35	32,394
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	70	64,925
3.88%, 02/15/32 (Call 02/15/27)(a)	USD	100	94,025
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	USD	90	92,385
5.75%, 01/15/28 (Call 01/15/23)	USD	80	82,799
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	25	25,509
5.75%, 10/01/25 (Call 07/01/25)	USD	60	62,747
6.00%, 06/01/26 (Call 03/01/26)	USD	40	42,002
6.38%, 10/01/30 (Call 04/01/30)(b)	USD	55	59,133

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	USD	100	$100,039
3.00%, 02/15/27 (Call 11/15/26)	USD	75	72,571
3.20%, 08/15/26 (Call 06/15/26)	USD	75	73,775
3.40%, 04/15/26 (Call 01/15/26)	USD	75	74,262
3.50%, 08/15/29 (Call 05/15/29)(b)	USD	100	98,500
5.50%, 12/01/25 (Call 09/01/25)	USD	45	47,815
5.55%, 03/15/26 (Call 12/15/25)	USD	95	101,265
5.88%, 09/01/25 (Call 06/01/25)	USD	85	90,797
6.13%, 01/01/31 (Call 07/01/30)(b)	USD	100	115,625
6.38%, 09/01/28 (Call 03/01/28)	USD	65	73,734
6.63%, 09/01/30 (Call 03/01/30)(b)	USD	140	164,375
6.95%, 07/01/24	USD	50	54,250
7.50%, 05/01/31	USD	50	61,769
7.88%, 09/15/31	USD	50	63,065
8.00%, 07/15/25 (Call 04/15/25)	USD	55	62,410
8.50%, 07/15/27 (Call 01/15/27)	USD	65	78,137
8.88%, 07/15/30 (Call 01/15/30)	USD	100	129,875
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(c)	EUR	100	113,980
4.75%, 02/15/30 (Call 11/15/24)(a)(b)	USD	30	29,186
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	65	66,243
5.13%, 09/15/27 (Call 03/15/22)	USD	40	40,809
5.63%, 08/01/29 (Call 08/01/24)	USD	45	47,297
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(c)	EUR	100	109,013
4.25%, 10/01/28 (Call 10/01/24)(a)	USD	125	119,195
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	USD	90	85,725
3.88%, 09/15/28 (Call 09/15/24)	USD	50	46,797
4.00%, 09/15/30 (Call 09/15/25)(b)	USD	90	84,113
5.38%, 11/15/29 (Call 05/15/29)	USD	50	50,858
5.63%, 03/15/23	USD	100	103,130
6.13%, 03/15/24 (Call 09/15/23)	USD	90	94,275
6.63%, 01/15/28 (Call 07/15/27)	USD	50	53,929
6.88%, 03/15/25	USD	130	141,221
7.13%, 03/15/26	USD	125	137,735
8.88%, 06/01/25 (Call 06/01/22)	USD	75	79,687
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	USD	200	197,560
5.13%, 04/30/31 (Call 04/30/26)(a)	USD	150	150,000
Organon & Co./Organon Foreign Debt Co-Issuer BV., 2.88%, 04/30/28 (Call 04/30/24)(c)	EUR	150	163,510
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	40	37,485
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	62,382
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	30	29,799
6.25%, 06/15/25 (Call 06/15/22)(a)	USD	55	57,163
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	USD	65	66,974
6.63%, 05/13/27 (Call 05/15/23)(a)	USD	65	68,103
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	USD	90	85,275
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	USD	40	38,300
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	186	187,162
		Par
Security		(000)	Value

United States (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	85	$83,951
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	55	56,246
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	USD	85	59,659
7.25%, 06/15/25 (Call 02/28/22)	USD	50	39,764
9.25%, 05/15/25 (Call 05/15/22)(a)	USD	100	97,687
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	40	36,000
5.38%, 10/15/25 (Call 10/15/22)(a)	USD	75	74,941
5.75%, 09/15/31 (Call 09/15/26)(a)	USD	50	47,803
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	USD	45	44,783
3.75%, 06/15/29 (Call 06/15/24)	USD	50	47,014
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	USD	110	103,297
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	USD	85	86,737
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	50	50,746
4.38%, 03/15/26 (Call 12/15/25)	USD	150	152,954
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	USD	150	149,753
7.75%, 02/15/29 (Call 02/15/24)(a)	USD	75	80,455
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	USD	100	99,887
5.25%, 07/01/30 (Call 07/01/25)(b)	USD	70	69,484
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	USD	75	75,866
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	USD	45	46,682
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	USD	100	95,153
4.25%, 04/15/31 (Call 04/15/26)(a)	USD	90	88,897
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	80	83,495
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	USD	155	147,567
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	USD	180	173,475
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	USD	85	87,443
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	USD	70	71,881
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	140	143,834
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	USD	65	61,172
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	60	56,513
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	45	40,893
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	50,374
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	USD	95	88,706
5.25%, 04/15/24(a)	USD	70	72,170
5.75%, 04/15/26(a)	USD	110	113,795
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	USD	110	109,900
PTC Inc.
3.63%, 02/15/25 (Call 02/28/22)(a)	USD	65	65,244
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	40	39,763
QVC Inc.
4.38%, 03/15/23	USD	70	70,879
4.38%, 09/01/28 (Call 06/01/28)	USD	15	13,802
4.45%, 02/15/25 (Call 11/15/24)	USD	50	50,519

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
4.75%, 02/15/27 (Call 11/15/26)	USD	70	$66,518
4.85%, 04/01/24	USD	75	75,982
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	USD	70	65,275
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	USD	50	46,625
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	50	51,359
4.88%, 03/15/27 (Call 09/15/26)	USD	50	51,750
6.63%, 03/15/25 (Call 09/15/24)	USD	45	48,498
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	90	87,115
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	80	77,172
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	USD	75	74,719
Range Resources Corp.
4.75%, 02/15/30	USD	10	10,013
4.88%, 05/15/25 (Call 02/15/25)	USD	70	71,327
5.00%, 03/15/23 (Call 12/15/22)	USD	40	40,550
8.25%, 01/15/29 (Call 01/15/24)	USD	55	60,805
9.25%, 02/01/26 (Call 02/01/22)	USD	85	90,835
Realogy Group LLC, 5.25%, 04/15/30 (Call 04/15/25)	USD	53	50,748
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	51,106
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	USD	80	78,601
7.63%, 06/15/25 (Call 02/04/22)(a)(b)	USD	65	68,952
9.38%, 04/01/27 (Call 02/04/22)(a)	USD	65	70,494
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 02/28/22)(a)	USD	155	163,331
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	USD	65	62,893
4.75%, 10/15/27 (Call 10/15/22)	USD	55	54,269
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)	USD	60	60,432
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	52	50,964
8.00%, 11/15/26 (Call 01/15/23)(a)	USD	89	87,375
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	USD	70	66,063
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	USD	90	87,216
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)	USD	45	42,131
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	105	98,278
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	USD	85	80,841
4.00%, 10/15/33 (Call 10/15/27)(a)	USD	120	112,107
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	USD	50	50,426
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	USD	70	68,162
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	USD	80	82,237
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	65	72,719
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	USD	165	153,772
3.88%, 02/15/27 (Call 02/15/23)(b)	USD	125	126,471
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/28/22)(c)	EUR	100	112,851
5.00%, 10/15/25 (Call 02/28/22)(a)	USD	155	158,584
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	85	89,271
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	USD	65	70,401
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	140,906
8.63%, 07/01/25 (Call 07/01/22)(a)	USD	60	63,494
		Par
Security		(000)	Value

United States (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	USD	100	$93,750
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	USD	75	69,984
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	USD	50	50,750
Scotts Miracle-Gro Co./The
4.00%, 04/01/31	USD	45	42,975
4.38%, 02/01/32	USD	30	29,085
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	USD	20	19,104
5.38%, 01/15/31 (Call 01/15/26)(a)	USD	45	44,550
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	USD	50	51,500
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	USD	50	48,900
4.88%, 03/01/24 (Call 01/01/24)	USD	75	77,437
4.88%, 06/01/27 (Call 03/01/27)	USD	50	52,130
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	55,388
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	31,650
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	USD	25	25,609
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	25	26,896
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	USD	80	82,300
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(a)	USD	75	73,778
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	80	75,112
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	55	54,894
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	75	70,035
4.00%, 05/15/31 (Call 05/15/26)	USD	75	72,575
4.63%, 12/15/27 (Call 12/15/22)	USD	25	25,688
5.13%, 06/01/29 (Call 06/01/24)(b)	USD	75	78,570
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	25	22,000
4.35%, 10/01/24 (Call 09/01/24)	USD	50	47,699
4.38%, 02/15/30 (Call 08/15/29)	USD	35	30,248
4.75%, 10/01/26 (Call 08/01/26)	USD	50	46,537
4.95%, 02/15/27 (Call 08/15/26)	USD	25	23,250
4.95%, 10/01/29 (Call 07/01/29)	USD	50	45,170
5.50%, 12/15/27 (Call 09/15/27)	USD	65	64,601
7.50%, 09/15/25 (Call 06/15/25)	USD	90	94,860
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 02/28/22)	EUR	100	111,945
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	80	73,734
5.13%, 02/15/27 (Call 02/14/22)(a)	USD	25	23,590
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	40	37,158
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	USD	105	101,048
3.88%, 09/01/31 (Call 09/01/26)(a)	USD	120	111,000
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	195	188,662
4.13%, 07/01/30 (Call 07/01/25)(a)	USD	120	114,328
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	115	117,587
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	USD	130	134,946
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 02/28/22)(a)	USD	75	75,098
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	USD	65	65,510
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	36,473

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	USD	50	$48,130
4.20%, 10/29/25 (Call 09/29/25)(b)	USD	50	51,338
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	USD	45	46,350
6.63%, 01/15/27 (Call 02/28/22)	USD	50	51,375
10.00%, 01/15/25 (Call 06/17/22)(a)	USD	55	59,949
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	65	63,464
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	USD	57	55,148
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	USD	50	52,000
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	USD	65	64,995
5.38%, 02/01/29 (Call 02/01/24)	USD	75	76,219
5.38%, 03/15/30 (Call 03/15/25)	USD	115	117,726
7.75%, 10/01/27 (Call 10/01/22)(b)	USD	65	69,220
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	USD	55	51,754
5.75%, 07/15/25 (Call 02/28/22)	USD	41	41,870
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	USD	75	72,626
5.50%, 01/15/25 (Call 10/15/22)(a)	USD	65	66,774
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	75	77,712
Sprint Corp.
7.13%, 06/15/24	USD	240	261,714
7.63%, 02/15/25 (Call 11/15/24)	USD	115	128,656
7.63%, 03/01/26 (Call 11/01/25)	USD	140	160,509
7.88%, 09/15/23	USD	385	415,800
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	USD	110	112,879
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	30	29,175
6.00%, 12/01/29 (Call 12/01/24)(a)	USD	85	82,672
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	USD	50	48,854
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	USD	175	180,761
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(c)	EUR	100	106,031
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	110	100,100
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	USD	125	119,558
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	75	74,358
5.00%, 02/15/27 (Call 02/28/22)(a)	USD	85	85,425
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	150	147,937
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	USD	100	93,208
Starwood Property Trust, 4.38%, 01/15/27	USD	50	49,250
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	USD	40	38,959
3.75%, 12/31/24 (Call 09/30/24)(a)	USD	55	54,931
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	USD	75	73,031
4.63%, 12/01/31 (Call 06/01/31)(a)	USD	30	28,423
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	USD	60	57,113
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	50	49,306
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	USD	65	66,300
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	35	34,143
4.50%, 04/30/30 (Call 04/30/25)(a)	USD	73	71,961
		Par
Security		(000)	Value

United States (continued)
5.88%, 03/15/28 (Call 03/15/23)(b)	USD	50	$51,822
6.00%, 04/15/27 (Call 04/15/22)(b)	USD	75	77,344
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	USD	25	23,918
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	55	53,458
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 02/28/22)	USD	70	30,061
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	60	52,827
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	70	62,825
7.63%, 06/01/28 (Call 06/01/23)(a)	USD	15	13,434
10.50%, 01/15/26 (Call 02/28/22)(a)	USD	75	34,853
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	45	43,020
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	USD	55	55,894
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	65	62,368
6.00%, 09/01/31 (Call 09/01/26)(a)	USD	50	47,635
7.50%, 10/01/25 (Call 10/01/22)(a)	USD	50	52,665
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	USD	110	109,587
4.88%, 02/01/31 (Call 02/01/26)	USD	100	104,625
5.00%, 01/15/28 (Call 01/15/23)	USD	40	40,953
5.38%, 02/01/27 (Call 02/28/22)	USD	40	41,009
5.50%, 03/01/30 (Call 03/01/25)(b)	USD	100	106,037
5.88%, 04/15/26 (Call 02/28/22)	USD	100	103,042
6.50%, 07/15/27 (Call 07/15/22)	USD	45	47,732
6.88%, 01/15/29 (Call 01/15/24)	USD	50	54,579
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	USD	50	51,918
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	58,575
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	40	42,900
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	USD	100	98,123
4.75%, 03/15/26 (Call 03/15/23)(a)	USD	55	55,888
5.00%, 09/15/29 (Call 09/15/24)(b)	USD	95	93,732
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	110	109,345
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(a)	USD	130	121,671
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	USD	125	120,561
4.38%, 01/15/30 (Call 12/01/24)(a)	USD	150	144,613
4.63%, 07/15/24 (Call 02/28/22)	USD	72	72,287
4.63%, 09/01/24 (Call 02/14/22)(a)	USD	50	50,607
4.63%, 06/15/28 (Call 06/15/23)(a)	USD	65	64,473
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	165	165,659
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	135	135,298
6.13%, 10/01/28 (Call 10/01/23)(a)	USD	200	199,926
6.25%, 02/01/27 (Call 02/28/22)(a)	USD	160	163,730
6.75%, 06/15/23	USD	185	193,614
7.50%, 04/01/25 (Call 04/01/22)(a)	USD	75	78,214
Tenneco Inc.
5.00%, 07/15/26 (Call 02/28/22)(b)	USD	35	32,473
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	80	74,276
7.88%, 01/15/29 (Call 01/15/24)(a)	USD	60	63,760
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	60	60,312
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	75,974
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	105	110,827

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	45	$45,177
10.50%, 05/15/29 (Call 05/15/24)(a)	USD	65	67,925
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	USD	100	96,450
2.25%, 02/15/26 (Call 02/15/23)(a)	USD	60	57,870
2.63%, 04/15/26 (Call 04/15/23)	USD	80	78,500
2.63%, 02/15/29 (Call 02/15/24)	USD	120	112,556
2.88%, 02/15/31 (Call 02/15/26)	USD	100	94,235
3.38%, 04/15/29 (Call 04/15/24)	USD	145	142,108
3.38%, 04/15/29 (Call 04/15/24)(a)	USD	107	104,866
3.50%, 04/15/31 (Call 04/15/26)	USD	92	89,972
3.50%, 04/15/31 (Call 04/15/26)(a)	USD	105	102,427
4.75%, 02/01/28 (Call 02/01/23)	USD	115	118,999
5.38%, 04/15/27 (Call 04/15/22)	USD	65	66,870
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	USD	25	27,088
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	USD	115	109,162
4.88%, 05/01/29 (Call 05/01/24)	USD	60	57,646
5.50%, 11/15/27 (Call 11/15/22)	USD	260	261,300
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	405	417,510
6.38%, 06/15/26 (Call 02/28/22)	USD	95	96,506
7.50%, 03/15/27 (Call 03/15/22)	USD	75	77,799
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	105	109,856
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 02/28/22)(a)	USD	61	58,307
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	USD	100	99,250
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 02/28/22)(a)	USD	117	115,169
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/28/22)(a)(b)	USD	95	92,179
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 02/28/22)(a)	USD	37	37,134
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	38,347
4.50%, 12/01/29 (Call 09/01/29)(a)	USD	70	67,572
6.00%, 04/01/27 (Call 01/01/27)	USD	25	26,163
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	60	64,297
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	USD	50	52,813
Triumph Group Inc.
6.25%, 09/15/24 (Call 02/28/22)(a)	USD	50	49,825
7.75%, 08/15/25 (Call 02/28/22)(b)	USD	42	41,580
8.88%, 06/01/24 (Call 02/01/23)(a)	USD	32	34,230
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	USD	80	77,061
6.50%, 05/01/25 (Call 05/01/22)(a)	USD	60	62,250
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	USD	65	62,481
3.88%, 03/15/31 (Call 03/15/26)(b)	USD	45	43,088
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	USD	70	68,257
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	USD	55	54,106
6.25%, 04/15/25 (Call 04/15/22)(a)	USD	85	87,975
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)	USD	135	130,675
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	USD	50	52,149
7.50%, 05/15/25 (Call 05/15/22)(a)	USD	90	93,970
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	100	106,769
		Par
Security		(000)	Value

United States (continued)
8.00%, 11/01/26 (Call 02/28/22)(a)	USD	140	$148,633
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	USD	85	83,512
7.50%, 09/30/29 (Call 09/30/24)(a)	USD	40	38,750
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	165	163,779
4.63%, 04/15/29 (Call 10/15/28)(a)	USD	190	188,751
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	95	91,424
3.88%, 02/15/31 (Call 08/15/25)(b)	USD	75	72,905
4.00%, 07/15/30 (Call 07/15/25)	USD	45	44,356
4.88%, 01/15/28 (Call 01/15/23)	USD	160	164,565
5.25%, 01/15/30 (Call 01/15/25)(b)	USD	75	78,750
5.50%, 05/15/27 (Call 05/15/22)	USD	75	77,522
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	USD	65	65,894
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	USD	75	72,694
5.50%, 04/15/29 (Call 04/15/24)(a)	USD	65	59,692
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	40	37,856
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	USD	75	68,625
7.88%, 02/15/25 (Call 02/28/22)(a)	USD	185	192,677
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	USD	55	53,419
6.50%, 02/15/29 (Call 02/15/24)(a)	USD	95	89,834
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	USD	80	78,900
5.13%, 02/15/25 (Call 02/08/22)(a)	USD	135	136,049
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	115	120,589
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 02/28/22)	USD	65	66,023
6.88%, 09/01/27 (Call 09/01/22)	USD	70	71,837
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	40	36,642
4.25%, 02/15/30 (Call 02/15/25)(a)	USD	60	57,851
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	85	78,689
10.50%, 11/01/26 (Call 02/28/22)(a)	USD	45	46,238
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)	USD	135	133,566
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	90	89,887
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	90	90,799
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	USD	116	121,002
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 02/28/22)(a)	USD	165	168,054
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 02/28/22)(a)	USD	90	94,639
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(d)	USD	55	60,335
Viasat Inc.
5.63%, 09/15/25 (Call 02/08/22)(a)	USD	90	88,614
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	50	50,880
6.50%, 07/15/28 (Call 07/15/23)(a)	USD	30	29,584
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/28/22)(a)(b)	USD	50	49,931
3.75%, 02/15/27 (Call 02/15/23)(a)	USD	70	69,286
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	USD	100	100,538
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	125	126,172
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	75	77,230

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

United States (continued)
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	USD	80	$73,000
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	USD	50	47,864
13.00%, 05/15/25 (Call 05/15/22)(a)	USD	65	72,713
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	125	120,444
5.00%, 07/31/27 (Call 07/31/22)(a)	USD	105	105,814
5.50%, 09/01/26 (Call 02/08/22)(a)	USD	100	101,352
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	95	96,843
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	35	33,834
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	USD	60	62,243
8.63%, 04/30/30 (Call 10/30/24)(a)	USD	115	117,012
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	USD	80	83,812
7.25%, 06/15/28 (Call 06/15/23)(a)	USD	155	166,237
Western Midstream Operating LP
4.35%, 02/01/25 (Call 01/01/25)	USD	50	50,500
4.50%, 03/01/28 (Call 12/01/27)	USD	25	26,193
4.65%, 07/01/26 (Call 04/01/26)	USD	50	52,215
4.75%, 08/15/28 (Call 05/15/28)	USD	50	52,975
5.30%, 02/01/30 (Call 11/01/29)	USD	100	104,398
WeWork Companies Inc., 7.88%, 05/01/25(a)	USD	50	46,000
WeWork Cos LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	USD	55	46,509
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	USD	40	41,316
5.63%, 03/15/27 (Call 03/15/22)(a)	USD	50	51,247
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	55	55,481
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	USD	130	131,056
WMG Acquisition Corp.
2.75%, 07/15/28 (Call 07/15/23)(c)	EUR	100	112,647
3.00%, 02/15/31 (Call 02/15/26)(a)	USD	40	36,300
3.75%, 12/01/29 (Call 12/01/24)(a)	USD	75	71,426
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	50	47,813
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 02/28/22)(a)(b)	USD	74	64,473
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	USD	89	77,875
13.13%, 11/15/27 (Call 11/15/22)(a)	USD	65	38,388
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	USD	70	69,649
5.63%, 08/15/29 (Call 08/15/24)(a)	USD	120	115,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	USD	40	40,324
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	USD	65	64,188
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	150	151,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	100	97,190
7.75%, 04/15/25 (Call 04/15/22)(a)	USD	50	52,065
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	USD	100	101,358
		Par/
		Shares
Security		(000)	Value

United States (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	75	$76,066
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	USD	65	65,363
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)	USD	60	58,830
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	USD	100	103,625
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	USD	60	56,708
4.63%, 01/31/32 (Call 10/01/26)(b)	USD	120	119,950
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	75	76,944
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60	62,862
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 02/28/22)(a)	USD	130	123,012
6.13%, 03/01/28 (Call 03/01/23)(a)	USD	90	84,906
			94,450,607

Total Corporate Bonds & Notes — 98.4%
(Cost: $149,684,971)			145,886,673

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(h)(i)(j)		17,264	17,268,747
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)		190	190,000
			17,458,747

Total Short-Term Investments — 11.8%
(Cost: $17,456,751)			17,458,747

Total Investments in Securities — 110.2%
(Cost: $167,141,722)			163,345,420

Other Assets, Less Liabilities — (10.2)%			(15,157,139)

Net Assets — 100.0%			$148,188,281

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,934,089	$—	$(3,661,181	)(a)	$(2,459)	$(1,702)	$17,268,747	17,264	$15,396	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	—	(1,100,000	)(a)	—	—	190,000	190	13		—
					$(2,459)	$(1,702)	$17,458,747		$15,409		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$145,886,673	$—	$145,886,673
Money Market Funds	17,458,747	—	—	17,458,747
	$17,458,747	$145,886,673	$—	$163,345,420

Portfolio Abbreviations - Fixed Income

CAB	Capital Appreciation Bonds

REIT	Real Estate Investment Trust

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound